Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Total pension costs (CHF million)
Service costs on benefit obligation	94	94	95	188	190
Interest costs on benefit obligation	108	109	128	217	256
Expected return on plan assets	(184)	(184)	(196)	(368)	(390)
Amortization of recognized prior service cost/(credit)	(23)	(23)	(13)	(46)	(27)
Amortization of recognized actuarial losses/(gains)	87	86	58	173	115
Net periodic pension costs	82	82	72	164	144
Settlement losses/(gains)	1	0	0	1	0
Curtailment losses/(gains)	(17)	(11)	(4)	(28)	(19)
Special termination benefits	4	8	0	12	6
Total pension costs	70	79	68	149	131
PBO (CHF million)
Service costs	94	94	95	188	190
Interest costs	108	109	128	217	256
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				471
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				230